AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2026
	Shares	Value
Common Stocks - 98.3%
Communication Services - 3.1%
GCI Liberty, Inc. Escrow Share*,1,2	108,700	$0
Universal Music Group, N.V. (Netherlands)	125,499	1,533,598

Total Communication Services		1,533,598
Consumer Discretionary - 10.4%
Lithia Motors, Inc.	6,720	2,173,517
LVMH Moet Hennessy Louis Vuitton SE, ADR (France)[3]	11,192	1,446,902
Murphy USA, Inc.	3,604	1,522,726

Total Consumer Discretionary		5,143,145
Consumer Staples - 12.8%
BJ's Wholesale Club Holdings, Inc.*	23,512	2,173,449
Diageo PLC, ADR (United Kingdom)[3]	12,326	1,143,853
The Kroger Co.	29,751	1,869,851
Unilever PLC, Sponsored ADR (United Kingdom)	16,587	1,133,887

Total Consumer Staples		6,321,040
Energy - 1.7%
Delek US Holdings, Inc.	28,418	838,615
Financials - 20.0%
Assured Guaranty, Ltd. (Bermuda)	17,403	1,476,645
Berkshire Hathaway, Inc., Class B*	5,385	2,587,654
Fairfax Financial Holdings, Ltd. (Canada)	848	1,398,606
London Stock Exchange Group PLC, Sponsored ADR (United Kingdom)*,3	29,846	837,180
The Progressive Corp.	8,161	1,697,488
Willis Towers Watson PLC (United Kingdom)	5,903	1,874,026

Total Financials		9,871,599
Health Care - 16.8%
The Cooper Cos., Inc.*	23,529	1,914,790
GE HealthCare Technologies, Inc.	24,698	1,950,401
Labcorp Holdings, Inc.	3,953	1,073,318
Smith & Nephew PLC, Sponsored ADR (United Kingdom)[3]	60,285	2,058,130
Teleflex, Inc.	12,178	1,271,018

Total Health Care		8,267,657
Industrials - 17.8%
CACI International, Inc., Class A*	1,229	762,693
	Shares	Value

CNH Industrial, N.V. (United Kingdom)	113,873	$1,225,273
GXO Logistics, Inc.*	30,853	1,745,971
McGrath RentCorp	17,096	1,909,452
Paycom Software, Inc.[3]	9,433	1,271,097
SS&C Technologies Holdings, Inc.	22,395	1,833,927

Total Industrials		8,748,413
Materials - 11.9%
Amrize, Ltd.*	38,632	2,032,816
AptarGroup, Inc.	14,891	1,860,630
CRH PLC (Ireland)	16,078	1,968,108

Total Materials		5,861,554
Real Estate - 3.8%
Mid-America Apartment Communities, Inc., REIT	14,054	1,887,452

Total Common Stocks (Cost $42,089,942)		48,473,073

	Principal Amount
Short-Term Investments - 8.9%
Joint Repurchase Agreements - 7.1%[4]
Citadel Securities LLC, dated 01/30/26, due 02/02/26, 3.710% total to be received $3,292,017 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 02/15/26 - 11/15/55, totaling $3,357,858)	$3,291,000	3,291,000
HSBC Securities USA, Inc., dated 01/30/26, due 02/02/26, 3.670% total to be received $210,807 (collateralized by various U.S. Treasuries, 3.875% - 4.500%, 12/31/31 - 05/15/43, totaling $214,958)	210,743	210,743

Total Joint Repurchase Agreements		3,501,743
Repurchase Agreements - 1.8%
Fixed Income Clearing Corp., dated 01/30/26, due 02/02/26, 3.350% total to be received $895,250 (collateralized by a U.S. Treasury Note, 3.500%, 11/15/28, totaling $912,980)	895,000	895,000

Total Short-Term Investments (Cost $4,396,743)		4,396,743
Total Investments - 107.2% (Cost $46,486,685)		52,869,816
Other Assets, less Liabilities - (7.2)%		(3,528,736)
Net Assets - 100.0%		$49,341,080

*	Non-income producing security.
[1]	Security's value was determined by using significant unobservable inputs.
[2]	This security is restricted and not available for re-sale. Liberty Broadband Corp. (“Liberty”) acquired GCI Liberty, Inc. on December 21, 2020. On May 24, 2023, Liberty shareholders received GCI Liberty, Inc. Escrow Shares for potential proceeds from a pending class action lawsuit. The market value of the escrow shares was $0 on the date of the distribution. At January 31, 2026, the cost and market value of the escrow shares is $0, which represents 0.0% of net assets.

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)
[3]	Some of these securities, amounting to $4,809,680 or 9.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$9,871,599	—	—	$9,871,599
Industrials	8,748,413	—	—	8,748,413
Health Care	8,267,657	—	—	8,267,657
Consumer Staples	6,321,040	—	—	6,321,040
Materials	5,861,554	—	—	5,861,554
Consumer Discretionary	5,143,145	—	—	5,143,145
Real Estate	1,887,452	—	—	1,887,452
Communication Services	1,533,598	—	$0	1,533,598
Energy	838,615	—	—	838,615
Short-Term Investments
Joint Repurchase Agreements	—	$3,501,743	—	3,501,743
Repurchase Agreements	—	895,000	—	895,000
Total Investments in Securities	$48,473,073	$4,396,743	$0	$52,869,816

The Level 3 common stock held at January 31, 2026, was received as a result of a corporate action. The security’s value of $0 was determined by using significant unobservable inputs, which generated a change in unrealized appreciation/depreciation of $0.
For the period ended January 31, 2026, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,809,680	$3,501,743	$1,466,648	$4,968,391
The following table summarizes the securities received as collateral for securities lending at January 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-6.250%	02/28/26-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.